TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
TAXATION
Earning before income tax-rate	$ (7,464,462)	$ (2,249,424)
Income tax expense by applying tax rate in force in the respective countries	2,042,411	(1,721,853)
Share of profit or loss of subsidiaries, joint ventures and associates	(96,264)	530,177
Stock options charge	(68,931)	(1,226,796)
Non-deductible expenses	(544,001)	(383,074)
Tax inflation adjustment	792,693	4,826,023
Result of inflation effect on monetary items and other finance results	(859,499)	(2,352,623)
Others		(100,894)
Income tax expenses	$ 1,266,409	$ (429,040)